Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia International Equity Income ETF
Columbia U.S. Equity Income ETF
FIRST QUARTER REPORT
January 31, 2026 (Unaudited)

PORTFOLIO OF INVESTMENTS
Columbia International Equity Income ETF
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia International Equity Income ETF | 2026
Common Stocks 99.4%
Issuer Shares Value ($)
Australia  2.3%
Evolution Mining Ltd. 38,422 395,942
JB Hi-Fi Ltd. 2,069 117,622
Origin Energy Ltd. 32,670 270,066
Qantas Airways Ltd. 28,607 201,809
SEEK Ltd. 6,561 96,385
Sonic Healthcare Ltd. 8,739 140,502
Total 1,222,326
Austria  0.3%
Raiffeisen Bank International AG 2,677 135,923
Strabag SE 320 33,311
Total 169,234
Belgium  2.4%
Ackermans & van Haaren NV 415 123,328
Anheuser-Busch InBev SA/NV 16,216 1,159,030
Solvay SA 1,271 37,499
Total 1,319,857
China  0.3%
Chow Tai Fook Jewellery Group Ltd. 30,334 55,932
SITC International Holdings Co. Ltd. 24,732 92,281
Total 148,213
France  8.6%
Bouygues SA 3,639 197,453
Capgemini SE 3,251 507,425
TotalEnergies SE 35,727 2,599,046
Vinci SA 9,650 1,390,822
Total 4,694,746
Germany  17.8%
Continental AG 2,068 163,948
Deutsche Post AG 18,099 1,018,874
Deutsche Telekom AG 66,055 2,213,673
Fresenius Medical Care AG 4,014 181,031
Fresenius SE & Co. KGaA 7,875 442,288
Heidelberg Materials AG 2,377 654,072
Mercedes-Benz Group AG 14,818 1,018,740
Muenchener Rueckversicherungs-
Gesellschaft AG In Muenchen 2,501 1,524,557
Siemens AG 8,068 2,460,002
Total 9,677,185
Hong Kong  0.4%
Cathay Pacific Airways Ltd. 23,612 37,067
WH Group Ltd.
(a)
149,441 175,662
Total 212,729
Indonesia  0.5%
Jardine Matheson Holdings Ltd.
(b)
3,818 277,836
Israel  1.1%
Bank Hapoalim BM 23,698 589,459
Italy  4.4%
UniCredit SpA 27,488 2,401,905
Japan  26.4%
Asahi Group Holdings Ltd. 27,556 288,047
Bridgestone Corp. 19,908 449,756
Chubu Electric Power Co., Inc. 12,350 180,054
Dai-ichi Life Holdings, Inc. 65,980 578,491
Daito Trust Construction Co. Ltd. 5,504 111,857
Daiwa House Industry Co. Ltd. 9,997 340,881
Electric Power Development Co. Ltd. 2,584 55,010
Fukuoka Financial Group, Inc. 2,808 101,955
Hikari Tsushin, Inc. 415 114,363
Common Stocks (continued)
Issuer Shares Value ($)
Hoya Corp. 6,516 1,092,758
Inpex Corp. 16,739 373,605
Japan Airlines Co. Ltd. 7,975 151,192
Kansai Paint Co. Ltd. 2,586 41,348
Kawasaki Kisen Kaisha Ltd. 10,897 157,458
KDDI Corp. 54,137 914,742
Makita Corp. 4,154 144,095
Mitsubishi Corp. 64,670 1,717,574
MS&AD Insurance Group Holdings, Inc. 23,127 589,494
Nippon Express Holdings, Inc. 3,710 84,344
Nippon Yusen KK 7,309 240,317
Niterra Co. Ltd. 2,914 127,528
Nomura Research Institute Ltd. 7,416 225,999
Oracle Corp. Japan 672 45,567
Otsuka Holdings Co. Ltd. 8,186 490,385
Persol Holdings Co. Ltd. 33,260 58,301
Sanwa Holdings Corp. 3,482 79,003
SCREEN Holdings Co. Ltd. 1,460 186,073
Seven & i Holdings Co. Ltd. 36,710 526,162
Shionogi & Co. Ltd. 13,411 275,940
Stanley Electric Co. Ltd. 1,572 31,030
Subaru Corp. 10,450 225,380
Sumitomo Corp. 20,771 841,423
Sumitomo Realty & Development Co. Ltd. 10,788 300,366
Sumitomo Rubber Industries Ltd. 3,368 54,365
Takeda Pharmaceutical Co. Ltd. 29,311 996,034
Tohoku Electric Power Co., Inc. 8,532 61,725
Tokio Marine Holdings, Inc. 32,791 1,217,387
Tokyo Gas Co. Ltd. 5,614 249,147
Tokyu Fudosan Holdings Corp. 10,337 95,590
Toyota Tsusho Corp. 11,794 428,609
Yokogawa Electric Corp. 4,046 134,500
Total 14,377,855
Netherlands  2.0%
Koninklijke Ahold Delhaize NV 17,166 673,096
Wolters Kluwer NV 4,312 404,638
Total 1,077,734
Singapore  5.6%
DBS Group Holdings Ltd. 38,652 1,803,151
Jardine Cycle & Carriage Ltd. 1,120 28,057
Oversea-Chinese Banking Corp. Ltd. 61,797 1,033,846
Sembcorp Industries Ltd. 16,631 79,027
UOL Group Ltd. 11,349 96,945
Total 3,041,026
Spain  0.2%
Naturgy Energy Group SA 3,461 109,029
Sweden  2.6%
Axfood AB 2,046 70,517
Swedbank AB Class A 18,816 736,932
Telefonaktiebolaget LM Ericsson Class B 54,956 600,079
Total 1,407,528
Switzerland  1.0%
Schindler Holding AG 387 142,980
Swisscom AG 486 399,819
Total 542,799
United Kingdom  9.3%
3i Group PLC 17,882 822,288
CK Hutchison Holdings Ltd. 50,560 409,481
Hikma Pharmaceuticals PLC 2,873 60,280

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International Equity Income ETF
January 31, 2026 (Unaudited)
Columbia International Equity Income ETF | 2026 3
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Imperial Brands PLC 12,751 536,475
International Consolidated Airlines Group
SA 58,378 335,017
J Sainsbury PLC 31,522 138,593
NatWest Group PLC 150,170 1,370,783
Next PLC 2,041 371,521
Pearson PLC 11,592 152,295
Standard Chartered PLC 34,771 888,444
Total 5,085,177
United States  14.2%
GSK PLC 74,989 1,930,988
Holcim AG
(b)
9,234 953,798
Novartis AG 17,477 2,601,407
Common Stocks (continued)
Issuer Shares Value ($)
Shell PLC 59,113 2,266,432
Total 7,752,625
Total Common Stocks
(Cost $48,025,460) 54,107,263
Money Market Funds 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
3.543%
(c)
251,939 251,939
Total Money Market Funds
(Cost $251,939) 251,939
Total Investments in Securities
(Cost $48,277,399) 54,359,202
Other Assets & Liabilities, Net 63,869
Net Assets 54,423,071
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At
January 31, 2026, the total value of these securities amounted to $175,662, which represents 0.32% of total net assets.
(b) Non-income producing investment.
(c) The rate shown is the seven-day current annualized yield at January 31, 2026.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

PORTFOLIO OF INVESTMENTS
Columbia U.S. Equity Income ETF
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
4 Columbia U.S. Equity Income ETF | 2026
Common Stocks 98.9%
Issuer Shares Value ($)
Communication Services  6.2%
Diversified Telecommunication Services 3.1%
Comcast Corp. Class A 99,123 2,948,909
Verizon Communications, Inc. 115,740 5,152,745
Total 8,101,654
Entertainment 2.1%
Walt Disney Co. (The) 48,999 5,527,087
Media 0.0%
Versant Media Group, Inc.
(a)
3,927 127,942
Wireless Telecommunication Services 1.0%
T-Mobile US, Inc. 13,355 2,633,740
Total Communication Services 16,390,423
Consumer Discretionary  7.3%
Hotels, Restaurants & Leisure 0.9%
Royal Caribbean Cruises Ltd. 6,963 2,260,538
Household Durables 0.4%
DR Horton, Inc. 7,166 1,066,587
Specialty Retail 6.0%
Home Depot, Inc. (The) 27,318 10,233,050
Lowe's Cos., Inc. 15,386 4,108,985
Ross Stores, Inc. 8,737 1,648,235
Total 15,990,270
Total Consumer Discretionary 19,317,395
Consumer Staples  11.7%
Beverages 2.4%
Constellation Brands, Inc. Class A 4,200 658,140
PepsiCo, Inc. 37,421 5,748,988
Total 6,407,128
Consumer Staples Distribution & Retail 1.3%
Kroger Co. (The) 18,042 1,133,940
Sysco Corp. 13,126 1,100,615
Target Corp. 12,447 1,312,785
Total 3,547,340
Food Products 0.8%
Archer-Daniels-Midland Co. 13,075 880,079
General Mills, Inc. 14,593 675,072
Hershey Co. (The) 2,492 485,317
Total 2,040,468
Household Products 4.3%
Church & Dwight Co., Inc. 6,582 633,518
Kimberly-Clark Corp. 9,093 909,209
Procter & Gamble Co. (The) 64,120 9,731,492
Total 11,274,219
Tobacco 2.9%
Philip Morris International, Inc. 42,691 7,660,473
Total Consumer Staples 30,929,628
Energy  13.2%
Oil, Gas & Consumable Fuels 13.2%
Cheniere Energy, Inc. 5,870 1,241,622
Chevron Corp. 54,995 9,728,616
ConocoPhillips 33,915 3,534,960
EOG Resources, Inc. 14,867 1,667,037
Exxon Mobil Corp. 93,231 13,182,863
Marathon Petroleum Corp. 8,233 1,450,572
Occidental Petroleum Corp. 26,967 1,224,032
Phillips 66 11,051 1,586,482
Valero Energy Corp. 8,330 1,511,312
Total 35,127,496
Total Energy 35,127,496
Common Stocks (continued)
Issuer Shares Value ($)
Financials  26.5%
Banks 14.6%
Bank of America Corp. 200,180 10,649,576
Citigroup, Inc. 48,989 5,668,517
JPMorgan Chase & Co. 36,631 11,205,056
M&T Bank Corp. 4,198 930,151
PNC Financial Services Group, Inc. (The) 10,729 2,395,786
Wells Fargo & Co. 86,064 7,787,931
Total 38,637,017
Capital Markets 4.4%
Bank of New York Mellon Corp. (The) 19,110 2,291,671
Goldman Sachs Group, Inc. (The) 8,196 7,666,621
Raymond James Financial, Inc. 4,905 813,543
State Street Corp. 7,629 998,331
Total 11,770,166
Consumer Finance 2.8%
American Express Co. 18,899 6,655,661
Synchrony Financial 9,843 714,897
Total 7,370,558
Insurance 4.7%
Aflac, Inc. 12,880 1,429,036
American International Group, Inc. 14,769 1,105,903
Cincinnati Financial Corp. 4,209 677,186
Hartford Financial Services Group, Inc.
(The) 7,621 1,029,292
Marsh & McLennan Cos., Inc. 13,446 2,530,403
Principal Financial Group, Inc. 5,991 567,468
Progressive Corp. (The) 16,061 3,340,688
Travelers Cos., Inc. (The) 6,101 1,735,795
Total 12,415,771
Total Financials 70,193,512
Health Care  5.1%
Health Care Providers & Services 5.0%
Cardinal Health, Inc. 6,503 1,397,365
Cigna Group (The) 7,218 1,978,526
Elevance Health, Inc. 6,080 2,102,099
Quest Diagnostics, Inc. 3,042 568,945
UnitedHealth Group, Inc. 24,822 7,122,177
Total 13,169,112
Pharmaceuticals 0.1%
Royalty Pharma PLC Class A 9,255 385,748
Total Health Care 13,554,860
Industrials  14.5%
Aerospace & Defense 4.2%
General Dynamics Corp. 7,375 2,589,289
L3Harris Technologies, Inc. 5,114 1,753,335
Lockheed Martin Corp. 6,350 4,027,297
Northrop Grumman Corp. 3,912 2,708,121
Total 11,078,042
Air Freight & Logistics 0.7%
FedEx Corp. 5,929 1,910,620
Commercial Services & Supplies 0.5%
Republic Services, Inc. 5,495 1,181,920
Machinery 6.7%
Caterpillar, Inc. 12,827 8,431,957
Cummins, Inc. 3,778 2,186,782
Deere & Co. 6,871 3,627,888
Illinois Tool Works, Inc. 7,937 2,073,621
Otis Worldwide Corp. 10,693 913,396

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. Equity Income ETF
January 31, 2026 (Unaudited)
Columbia U.S. Equity Income ETF | 2026 5
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Snap-on, Inc. 1,396 511,089
Total 17,744,733
Passenger Airlines 0.4%
Delta Air Lines, Inc. 17,864 1,177,059
Professional Services 1.5%
Automatic Data Processing, Inc. 11,089 2,736,987
Broadridge Financial Solutions, Inc. 3,189 628,584
Leidos Holdings, Inc. 3,486 656,344
Total 4,021,915
Trading Companies & Distributors 0.5%
WW Grainger, Inc. 1,225 1,322,926
Total Industrials 38,437,215
Information Technology  8.1%
Communications Equipment 0.7%
Motorola Solutions, Inc. 4,555 1,833,570
Electronic Equipment, Instruments & Components 0.2%
CDW Corp. 3,560 449,948
IT Services 3.5%
Amdocs Ltd. 3,005 246,230
Cognizant Technology Solutions Corp.
Class A 13,194 1,082,700
International Business Machines Corp. 25,646 7,865,628
Total 9,194,558
Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc. 13,470 4,187,553
QUALCOMM, Inc. 29,381 4,453,866
Total 8,641,419
Technology Hardware, Storage & Peripherals 0.5%
Dell Technologies, Inc. Class C 8,688 994,255
HP, Inc. 25,603 497,722
Total 1,491,977
Total Information Technology 21,611,472
Materials  2.6%
Chemicals 1.2%
DuPont de Nemours, Inc. 11,470 503,763
Ecolab, Inc. 6,966 1,964,342
PPG Industries, Inc. 6,138 709,737
Total 3,177,842
Construction Materials 0.8%
CRH PLC 18,370 2,248,672
Containers & Packaging 0.4%
International Paper Co. 14,365 579,197
Common Stocks (continued)
Issuer Shares Value ($)
Packaging Corp. of America 2,413 537,013
Total 1,116,210
Metals & Mining 0.2%
Southern Copper Corp. 2,477 471,422
Total Materials 7,014,146
Utilities  3.7%
Electric Utilities 1.4%
American Electric Power Co., Inc. 14,645 1,754,105
Edison International 10,555 657,365
Exelon Corp. 27,732 1,241,839
Total 3,653,309
Gas Utilities 0.3%
Atmos Energy Corp. 4,419 735,056
Multi-Utilities 1.8%
Ameren Corp. 7,398 764,066
Consolidated Edison, Inc. 9,895 1,055,104
DTE Energy Co. 5,682 763,547
Public Service Enterprise Group, Inc. 13,686 1,127,179
WEC Energy Group, Inc. 8,921 987,287
Total 4,697,183
Water Utilities 0.2%
American Water Works Co., Inc. 5,346 690,329
Total Utilities 9,775,877
Total Common Stocks
(Cost $236,873,497) 262,352,024
Exchange-Traded Equity Funds 0.5%
Issuer Shares Value ($)
Financials  0.5%
Vanguard Financials ETF 10,067 1,317,670
Total Exchange-Traded Equity Funds
(Cost $1,159,919) 1,317,670
Money Market Funds 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
3.543%
(b)
1,450,612 1,450,612
Total Money Market Funds
(Cost $1,450,612) 1,450,612
Total Investments in Securities
(Cost $239,484,028) 265,120,306
Other Assets & Liabilities, Net 274,880
Net Assets 265,395,186
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at January 31, 2026.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

1QT271_10_T01_(03/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.